Financial gain (loss) (Tables)	3 Months Ended
Mar. 31, 2026
Financial Income (Loss) [Abstract]
Disclosure of net financial income (loss)	The financial loss breaks down as follows:

(amounts in thousands of euros)
FINANCIAL GAIN (LOSS)	FOR THE THREE MONTHS ENDED MARCH 31, 2025	FOR THE THREE MONTHS ENDED MARCH 31, 2026
Interest on bond loans	(2,155)	—
Interest on convertible loan notes	(1,356)	—
Interest on PGE	(22)	—
Interest on royalty certificates	(983)	(2,527)
Interest on lease liabilities	(19)	(13)
(Increase) / decrease in derivatives fair value	(175)	—
Increase / (decrease) in other liabilities / (assets) at fair value through profit and loss	(1,051)	—
Foreign exchange losses	(954)	(2,223)
Other financial expense	(6)	(6)
Financial expenses	(6,723)	(4,769)
Interest income	859	644
(Increase) / decrease in derivatives fair value	145	—
Increase / (decrease) in other liabilities (assets) at fair value through profit and loss	—	3,274
Effect of unwinding the discount related to advances made to CROs	233	125
Day-one gain on recognition of financial liabilities	147	—
Foreign exchange gains	80	8,715
Other financial income	88	—
Financial income	1,552	12,759
Financial gain (loss)	(5,170)	7,989